Financial Instruments (Details) - Schedule of repayment dates of financial liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	$ 776	$ 850
Other payables	5,910	3,575
Lease liabilities	2,618	2,089
Liability in respect of government grants	850	1,044
Financial liabilities	10,154	7,558
First year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables	776	850
Other payables	5,910	3,547
Lease liabilities
Liability in respect of government grants
Financial liabilities	6,686	4,397
More than a year [Member]
Financial Instruments (Details) - Schedule of repayment dates of financial liabilities [Line Items]
Trade payables
Other payables		28
Lease liabilities	2,618	2,089
Liability in respect of government grants	850	1,044
Financial liabilities	$ 3,468	$ 3,161